EXPENSES ASSOCIATED WITH LONG-DURATION INSURANCE PRODUCTS (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Schedule of Deferred Acquisition Cost and Future Policy Benefits Payable With Our Long-Duration Insurance Products
The table below presents deferred acquisition costs and future policy benefits payable associated with our long-duration insurance products for the years ended December 31, 2016 and 2015.

	2016		2015
	Deferred acquisition costs	Future policy benefits payable	Deferred acquisition costs	Future policy benefits payable
	(in millions)
Other long-term assets	$119	$—	$135	$—
Trade accounts payable and accrued expenses	—	(62)	—	(64)
Long-term liabilities	—	(2,834)	—	(2,151)
Total asset (liability)	$119	$(2,896)	$135	$(2,215)